Nuveen Large Cap Core Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	COMMON STOCKS – 99.0%
	Air Freight & Logistics – 2.4%
37,000	FedEx Corp	$11,647,970
	Automobiles – 0.4%
3,000	Tesla Inc, (2)	1,875,660
	Banks – 4.6%
68,000	JPMorgan Chase & Co	11,168,320
187,000	US Bancorp	11,365,860
	Total Banks	22,534,180
	Biotechnology – 2.8%
73,000	AbbVie Inc	8,263,600
29,000	United Therapeutics Corp, (2)	5,391,100
	Total Biotechnology	13,654,700
	Building Products – 3.5%
122,000	Carrier Global Corp	5,603,460
85,000	Johnson Controls International plc	5,655,900
32,000	Trane Technologies PLC	5,964,800
	Total Building Products	17,224,160
	Capital Markets – 4.2%
32,000	Goldman Sachs Group Inc	11,904,640
96,000	Morgan Stanley	8,731,200
	Total Capital Markets	20,635,840
	Chemicals – 3.3%
80,000	Dow Inc	5,473,600
26,000	Linde PLC	7,815,600
60,000	Olin Corp	2,933,400
	Total Chemicals	16,222,600
	Consumer Finance – 3.4%
68,000	Capital One Financial Corp	10,933,040
120,000	Synchrony Financial	5,689,200
	Total Consumer Finance	16,622,240
	Electrical Equipment – 1.1%
57,000	Emerson Electric Co	5,454,330
      0

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Entertainment – 1.2%
59,000	Activision Blizzard Inc	$5,737,750
	Food & Staples Retailing – 2.9%
19,000	Costco Wholesale Corp	7,187,130
50,000	Walmart Inc	7,101,500
	Total Food & Staples Retailing	14,288,630
	Food Products – 1.9%
143,000	Mondelez International Inc	9,084,790
	Health Care Equipment & Supplies – 2.0%
39,000	Danaher Corp	9,989,460
	Health Care Providers & Services – 7.8%
21,500	Anthem Inc	8,561,730
25,000	Cigna Corp	6,471,250
18,000	Humana Inc	7,878,600
26,000	McKesson Corp	5,002,140
25,000	UnitedHealth Group Inc	10,298,000
	Total Health Care Providers & Services	38,211,720
	Household Durables – 1.1%
23,000	Whirlpool Corp	5,453,070
	Household Products – 1.0%
57,000	Spectrum Brands Holdings Inc	5,066,730
	Insurance – 1.1%
86,000	MetLife Inc	5,620,960
	Interactive Media & Services – 6.5%
7,000	Alphabet Inc, (2)	16,497,950
47,000	Facebook Inc, (2)	15,450,310
	Total Interactive Media & Services	31,948,260
	Internet & Direct Marketing Retail – 2.6%
4,000	Amazoncom Inc, (2)	12,892,280
	IT Services – 1.5%
26,000	Accenture PLC	7,336,160
	Leisure Products – 1.0%
47,000	Brunswick Corp/DE	4,804,810
	Machinery – 3.2%
35,000	AGCO Corp	4,842,950
42,000	Oshkosh Corp	5,520,480

Shares	Description (1)	Value
	Machinery (continued)
17,000	Parker-Hannifin Corp	$5,238,550
	Total Machinery	15,601,980
	Media – 1.9%
162,000	Comcast Corp	9,289,080
	Multiline Retail – 1.4%
31,000	Target Corp	7,034,520
	Professional Services – 2.2%
59,000	Booz Allen Hamilton Holding Corp	5,010,870
41,000	Jacobs Engineering Group Inc	5,825,280
	Total Professional Services	10,836,150
	Real Estate Management & Development – 1.1%
63,000	CBRE Group Inc, (2)	5,530,140
	Road & Rail – 1.4%
30,000	Union Pacific Corp	6,741,900
	Semiconductors & Semiconductor Equipment – 4.9%
51,000	Applied Materials Inc	7,044,630
22,000	Broadcom Inc	10,391,260
10,000	Lam Research Corp	6,498,500
	Total Semiconductors & Semiconductor Equipment	23,934,390
	Software – 11.7%
7,000	Autodesk Inc, (2)	2,001,020
75,000	Cadence Design Systems Inc, (2)	9,524,250
12,000	HubSpot Inc, (2)	6,052,560
96,000	Microsoft Corp	23,969,280
11,800	ServiceNow Inc, (2)	5,591,784
41,000	Synopsys Inc, (2)	10,427,940
	Total Software	57,566,834
	Specialty Retail – 4.4%
41,000	Best Buy Co Inc	4,765,840
29,000	Home Depot Inc	9,248,390
38,000	Lowe's Cos Inc	7,403,540
	Total Specialty Retail	21,417,770
	Technology Hardware, Storage & Peripherals – 8.1%
236,000	Apple Inc	29,407,960
56,000	Dell Technologies Inc, (2)	5,523,840
170,000	HP Inc	4,969,100
	Total Technology Hardware, Storage & Peripherals	39,900,900

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods – 1.0%
90,000	Capri Holdings Ltd, (2)	$5,103,900
	Tobacco – 1.4%
71,000	Philip Morris International Inc	6,846,530
	Total Long-Term Investments (cost $354,070,512)	486,110,394

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0%
	REPURCHASE AGREEMENTS – 1.0%
$4,972	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/28/21, repurchase price $4,971,850, collateralized by $3,978,300, U.S. Treasury Bond, 3.750%, due 11/15/43, value $5,071,389	0.000%	6/01/21	$4,971,850
	Total Short-Term Investments (cost $4,971,850)			4,971,850
	Total Investments (cost $359,042,362) – 100.0%			491,082,244
	Other Assets Less Liabilities – (0.0)%			(4,482)
	Net Assets – 100%			$491,077,762
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$486,110,394	$ —	$ —	$486,110,394
Short-Term Investments:
Repurchase Agreements	—	4,971,850	—	4,971,850
Total	$486,110,394	$4,971,850	$ —	$491,082,244

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Equity Market Neutral Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 28.7%
	COMMON STOCKS – 28.7%
	Aerospace & Defense – 0.5%
600	Boeing Co, (2)	$148,212
3,100	Textron Inc	212,257
	Total Aerospace & Defense	360,469
	Air Freight & Logistics – 0.5%
750	FedEx Corp	236,108
1,000	XPO Logistics Inc, (2)	146,930
	Total Air Freight & Logistics	383,038
	Banks – 1.3%
5,500	Fifth Third Bancorp	231,770
1,300	JPMorgan Chase & Co	213,512
3,900	US Bancorp	237,042
4,500	Wells Fargo & Co	210,240
	Total Banks	892,564
	Beverages – 0.3%
2,500	Monster Beverage Corp, (2)	235,675
	Biotechnology – 1.4%
11,000	Alkermes PLC, (2)	249,370
1,600	Horizon Therapeutics Plc, (2)	146,656
1,000	Seagen Inc, (2)	155,350
1,150	United Therapeutics Corp, (2)	213,785
1,050	Vertex Pharmaceuticals Inc, (2)	219,061
	Total Biotechnology	984,222
	Building Products – 1.4%
3,400	A O Smith Corp	241,638
5,200	Carrier Global Corp	238,836
2,400	Owens Corning	255,960
1,400	Trane Technologies PLC	260,960
	Total Building Products	997,394
	Capital Markets – 1.1%
1,700	Evercore Inc	247,962
650	Goldman Sachs Group Inc	241,813
2,800	Morgan Stanley	254,660
	Total Capital Markets	744,435

Shares	Description (1)	Value
	Chemicals – 0.6%
3,500	Dow Inc	$239,470
4,200	Olin Corp	205,338
	Total Chemicals	444,808
	Communications Equipment – 0.3%
4,500	Cisco Systems Inc	238,050
	Construction Materials – 0.3%
1,600	Eagle Materials Inc, (2)	234,816
	Consumer Finance – 0.3%
1,450	Capital One Financial Corp	233,131
	Containers & Packaging – 0.3%
1,500	Packaging Corp of America	222,975
	Entertainment – 0.3%
2,300	Activision Blizzard Inc	223,675
	Equity Real Estate Investment Trust – 1.4%
950	American Tower Corp	242,687
1,700	Extra Space Storage Inc	254,677
1,900	Simon Property Group Inc	244,131
6,000	Weyerhaeuser Co	227,760
	Total Equity Real Estate Investment Trust	969,255
	Food & Staples Retailing – 0.3%
1,600	Walmart Inc	227,248
	Food Products – 0.9%
3,400	Archer-Daniels-Midland Co	226,202
2,500	Bunge Ltd	217,050
3,400	Mondelez International Inc	216,002
	Total Food Products	659,254
	Health Care Equipment & Supplies – 0.3%
900	Danaher Corp	230,526
	Health Care Providers & Services – 1.5%
600	Anthem Inc	238,932
1,800	Centene Corp, (2)	132,480
800	Cigna Corp	207,080
550	Humana Inc	240,735
1,500	Universal Health Services Inc	239,445
	Total Health Care Providers & Services	1,058,672

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Household Durables – 0.7%
8,600	Newell Brands Inc	$246,734
1,000	Whirlpool Corp	237,090
	Total Household Durables	483,824
	Household Products – 0.6%
3,500	Energizer Holdings Inc	161,140
2,700	Spectrum Brands Holdings Inc	240,003
	Total Household Products	401,143
	Industrial Conglomerates – 0.3%
1,050	Carlisle Cos Inc	201,936
	Interactive Media & Services – 0.6%
80	Alphabet Inc, (2)	188,548
750	Facebook Inc, (2)	246,547
	Total Interactive Media & Services	435,095
	Internet & Direct Marketing Retail – 0.3%
1,050	Etsy Inc, (2)	172,967
	IT Services – 0.3%
850	Accenture PLC	239,836
	Leisure Products – 0.3%
2,200	Brunswick Corp/DE	224,906
	Life Sciences Tools & Services – 0.7%
7,000	Avantor Inc, (2)	225,050
1,050	IQVIA Holdings Inc, (2)	252,168
	Total Life Sciences Tools & Services	477,218
	Machinery – 1.6%
1,500	AGCO Corp	207,555
2,400	Crane Co	229,176
900	Cummins Inc	231,552
1,900	Oshkosh Corp	249,736
2,900	Westinghouse Air Brake Technologies Corp	240,004
	Total Machinery	1,158,023
	Multiline Retail – 0.4%
1,100	Target Corp	249,612
	Multi-Utilities – 0.7%
2,800	Ameren Corp	235,760
9,500	CenterPoint Energy Inc	240,350
	Total Multi-Utilities	476,110

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 1.2%
2,400	Diamondback Energy Inc	$192,168
4,100	Marathon Petroleum Corp	253,380
1,200	Pioneer Natural Resources Co	182,628
6,400	Targa Resources Corp	248,704
	Total Oil, Gas & Consumable Fuels	876,880
	Personal Products – 0.3%
750	Estee Lauder Cos Inc	229,890
	Pharmaceuticals – 0.4%
1,450	Jazz Pharmaceuticals PLC, (2)	258,289
	Professional Services – 0.7%
2,900	Booz Allen Hamilton Holding Corp	246,297
1,750	Jacobs Engineering Group Inc	248,640
	Total Professional Services	494,937
	Real Estate Management & Development – 0.4%
2,800	CBRE Group Inc, (2)	245,784
	Road & Rail – 0.3%
1,000	Union Pacific Corp	224,730
	Semiconductors & Semiconductor Equipment – 1.5%
1,750	Applied Materials Inc	241,728
550	Broadcom Inc	259,781
1,700	Cree Inc, (2)	170,017
2,900	Intel Corp	165,648
400	Lam Research Corp	259,940
	Total Semiconductors & Semiconductor Equipment	1,097,114
	Software – 2.0%
2,400	Dolby Laboratories Inc	234,096
9,300	Dropbox Inc, (2)	254,355
450	HubSpot Inc, (2)	226,971
1,000	Microsoft Corp	249,680
400	ServiceNow Inc, (2)	189,552
950	Synopsys Inc, (2)	241,623
	Total Software	1,396,277
	Specialty Retail – 0.6%
1,500	Best Buy Co Inc	174,360
1,250	Lowe's Cos Inc	243,537
	Total Specialty Retail	417,897

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 0.3%
2,300	Dell Technologies Inc, (2)	$226,872
	Textiles, Apparel & Luxury Goods – 0.9%
4,100	Capri Holdings Ltd, (2)	232,511
1,500	NIKE Inc	204,690
11,000	Under Armour Inc, (2)	209,660
	Total Textiles, Apparel & Luxury Goods	646,861
	Trading Companies & Distributors – 0.3%
500	WW Grainger Inc	231,080
	Wireless Telecommunication Services – 0.3%
1,500	T-Mobile US Inc, (2)	212,175
	Total Long-Term Investments (cost $17,458,541)	20,419,663

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 71.2%
	REPURCHASE AGREEMENTS – 71.2%
$50,626	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/28/21, repurchase price $50,626,066, collateralized by $45,682,900, U.S. Treasury Inflation Index Notes, 0.125%, due 1/15/30, value $51,638,679	0.000%	6/01/21	$50,626,066
	Total Short-Term Investments (cost $50,626,066)			50,626,066
	Total Investments (cost $68,084,607) – 99.9%			71,045,729

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (28.0)% (3)
	Aerospace & Defense – (1.0)%
(1,500)	Axon Enterprise Inc, (2)	$(210,885)
(3,400)	BWX Technologies Inc	(212,636)
(1,500)	HEICO Corp	(210,690)
(1,700)	Mercury Systems Inc, (2)	(111,265)
	Total Aerospace & Defense	(745,476)
	Beverages – (0.6)%
(200)	Boston Beer Co Inc, (2)	(211,632)
(3,000)	Brown-Forman Corp	(241,080)
	Total Beverages	(452,712)
	Biotechnology – (0.5)%
(1,500)	Acceleron Pharma Inc, (2)	(196,335)
(2,100)	Incyte Corp, (2)	(175,938)
	Total Biotechnology	(372,273)

Shares	Description (1)	Value
	Building Products – (0.4)%
(2,300)	AZEK Co Inc, (2)	$(100,119)
(1,900)	Trex Co Inc, (2)	(185,079)
	Total Building Products	(285,198)
	Capital Markets – (0.6)%
(3,500)	Apollo Global Management Inc	(200,690)
(5,300)	Carlyle Group Inc	(231,292)
	Total Capital Markets	(431,982)
	Chemicals – (0.9)%
(650)	Air Products and Chemicals Inc	(194,779)
(1,400)	Albemarle Corp	(233,912)
(1,000)	Ecolab Inc	(215,080)
	Total Chemicals	(643,771)
	Commercial Services & Supplies – (0.6)%
(1,800)	Copart Inc, (2)	(232,218)
(4,000)	IAA Inc, (2)	(227,880)
	Total Commercial Services & Supplies	(460,098)
	Consumer Finance – (0.3)%
(950)	LendingTree Inc, (2)	(194,988)
	Containers & Packaging – (0.6)%
(1,500)	AptarGroup Inc	(220,965)
(2,400)	Ball Corp	(197,184)
	Total Containers & Packaging	(418,149)
	Diversified Consumer Services – (0.5)%
(1,400)	Bright Horizons Family Solutions Inc, (2)	(193,522)
(2,300)	Chegg Inc, (2)	(176,893)
	Total Diversified Consumer Services	(370,415)
	Electric Utilities – (0.6)%
(2,300)	Duke Energy Corp	(230,506)
(19,000)	PG&E Corp, (2)	(192,660)
	Total Electric Utilities	(423,166)
	Electronic Equipment, Instruments & Components – (0.3)%
(5,000)	National Instruments Corp	(204,000)
	Entertainment – (0.3)%
(4,700)	Liberty Media Corp-Liberty Formula One, (2)	(209,855)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust – (1.2)%
(1,300)	Alexandria Real Estate Equities Inc	$(231,738)
(5,700)	Americold Realty Trust	(216,714)
(1,300)	Digital Realty Trust Inc	(197,028)
(3,500)	Douglas Emmett Inc	(121,520)
(1,700)	Realty Income Corp	(116,280)
	Total Equity Real Estate Investment Trust	(883,280)
	Food & Staples Retailing – (0.3)%
(5,700)	US Foods Holding Corp, (2)	(221,958)
	Food Products – (0.6)%
(2,700)	Kellogg Co	(176,823)
(2,400)	McCormick & Co Inc/MD	(213,744)
	Total Food Products	(390,567)
	Gas Utilities – (0.3)%
(2,200)	Atmos Energy Corp	(218,174)
	Health Care Equipment & Supplies – (1.6)%
(650)	ABIOMED Inc, (2)	(184,977)
(2,200)	Edwards Lifesciences Corp, (2)	(210,980)
(800)	Penumbra Inc, (2)	(199,288)
(550)	ResMed Inc	(113,218)
(1,000)	STERIS PLC	(190,860)
(550)	Teleflex Inc	(221,204)
	Total Health Care Equipment & Supplies	(1,120,527)
	Health Care Providers & Services – (0.6)%
(2,600)	Encompass Health Corp	(223,054)
(6,500)	Premier Inc	(214,500)
	Total Health Care Providers & Services	(437,554)
	Health Care Technology – (0.3)%
(9,500)	Change Healthcare Inc, (2)	(222,680)
	Hotels, Restaurants & Leisure – (1.6)%
(2,000)	Choice Hotels International Inc, (2)	(241,820)
(500)	Domino's Pizza Inc	(213,435)
(2,600)	Planet Fitness Inc, (2)	(204,802)
(1,900)	Starbucks Corp	(216,372)
(750)	Vail Resorts Inc, (2)	(245,160)
	Total Hotels, Restaurants & Leisure	(1,121,589)
	Household Products – (0.3)%
(2,300)	Church & Dwight Co Inc	(197,179)

Shares	Description (1)	Value
	Insurance – (0.6)%
(800)	Aon PLC	$(202,696)
(18,400)	GoHealth Inc, (2)	(209,208)
	Total Insurance	(411,904)
	IT Services – (2.0)%
(1,700)	Akamai Technologies Inc, (2)	(194,157)
(2,800)	Black Knight Inc, (2)	(205,492)
(1,200)	Broadridge Financial Solutions Inc	(191,376)
(1,000)	Globant SA, (2)	(217,870)
(1,200)	Jack Henry & Associates Inc	(184,980)
(2,200)	Leidos Holdings Inc	(226,050)
(11,000)	Switch Inc	(207,570)
	Total IT Services	(1,427,495)
	Life Sciences Tools & Services – (1.0)%
(5,300)	Adaptive Biotechnologies Corp, (2)	(200,393)
(4,500)	Berkeley Lights Inc, (2)	(195,750)
(350)	Bio-Techne Corp	(144,840)
(1,000)	Repligen Corp, (2)	(182,610)
	Total Life Sciences Tools & Services	(723,593)
	Machinery – (0.9)%
(2,600)	Graco Inc	(196,872)
(1,000)	IDEX Corp	(222,660)
(1,700)	Xylem Inc/NY	(200,804)
	Total Machinery	(620,336)
	Marine – (0.3)%
(2,900)	Kirby Corp, (2)	(189,457)
	Media – (0.6)%
(125)	Cable One Inc	(226,945)
(1,400)	Liberty Broadband Corp, (2)	(232,806)
	Total Media	(459,751)
	Multiline Retail – (0.3)%
(1,000)	Dollar General Corp	(202,960)
	Multi-Utilities – (0.3)%
(2,500)	Consolidated Edison Inc	(193,100)
	Oil, Gas & Consumable Fuels – (0.7)%
(11,000)	APA Corp	(228,800)
(4,500)	ONEOK Inc	(237,330)
	Total Oil, Gas & Consumable Fuels	(466,130)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals – (1.1)%
(5,400)	Elanco Animal Health Inc, (2)	$(194,292)
(4,600)	Royalty Pharma PLC	(184,552)
(12,500)	Viatris Inc	(190,500)
(1,300)	Zoetis Inc	(229,684)
	Total Pharmaceuticals	(799,028)
	Professional Services – (0.9)%
(250)	CoStar Group Inc, (2)	(213,500)
(9,100)	Dun & Bradstreet Holdings Inc, (2)	(195,377)
(1,900)	TransUnion	(203,300)
	Total Professional Services	(612,177)
	Semiconductors & Semiconductor Equipment – (1.5)%
(2,600)	Advanced Micro Devices Inc, (2)	(208,208)
(1,400)	Analog Devices Inc	(230,440)
(2,300)	First Solar Inc, (2)	(175,053)
(1,700)	QUALCOMM Inc	(228,718)
(1,250)	Skyworks Solutions Inc	(212,500)
	Total Semiconductors & Semiconductor Equipment	(1,054,919)
	Software – (2.3)%
(2,600)	Alteryx Inc, (2)	(202,202)
(3,500)	CDK Global Inc	(183,190)
(2,500)	Ceridian HCM Holding Inc, (2)	(223,650)
(2,600)	Cloudflare Inc, (2)	(213,356)
(4,900)	Duck Creek Technologies Inc, (2)	(192,619)
(6,000)	Jamf Holding Corp, (2)	(208,080)
(7,200)	NortonLifeLock Inc	(199,152)
(1,800)	Pegasystems Inc	(212,652)
	Total Software	(1,634,901)
	Specialty Retail – (0.3)%
(4,900)	Vroom Inc, (2)	(216,629)
	Textiles, Apparel & Luxury Goods – (0.6)%
(650)	Lululemon Athletica Inc, (2)	(210,035)
(4,300)	Skechers USA Inc, (2)	(204,250)
	Total Textiles, Apparel & Luxury Goods	(414,285)

Shares	Description (1)	Value
	Water Utilities – (0.6)%
(1,400)	American Water Works Co Inc	$(217,028)
(4,900)	Essential Utilities Inc	(234,220)
	Total Water Utilities	(451,248)
	Total Common Stocks Sold Short (proceeds $19,613,087)	(19,903,504)
	Other Assets Less Liabilities – 0.1%	55,794
	Net Assets – 100%	$71,101,523
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$20,419,663	$ —	$ —	$20,419,663
Short-Term Investments:
Repurchase Agreements	—	50,626,066	—	50,626,066
Common Stocks Sold Short	(19,903,504)	—	—	(19,903,504)
Total	$516,159	$50,626,066	$ —	$51,142,225

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $14,137,998 have been pledged as collateral for Common Stocks Sold Short.